Earnings Per Share (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Earnings Per Share [Abstract]
Out-of-the-money options	0.2	0.1	7.9